Interim Unaudited Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 146,215	$ 156,744	$ 320,909
Cost of revenues	77,378	76,693	161,053
Gross profit	68,837	80,051	159,856
Research and development costs	15,672	15,199	28,859
Selling, general and administrative expenses	24,037	24,451	49,499
Total operating expenses	39,709	39,650	78,358
Operating income	29,128	40,401	81,498
Financial income, net	10,864	860	6,690
Income before income taxes	39,992	41,261	88,188
Income tax expense	(4,208)	(3,700)	(8,239)
Net income	$ 35,784	$ 37,561	$ 79,949
Net income per ordinary share:
Basic net earnings per share	$ 0.8	$ 0.86	$ 1.81
Diluted net earnings per share	$ 0.74	$ 0.78	$ 1.66
Weighted average number of ordinary shares outstanding (in thousands):
Basic	44,562	43,929	44,158
Diluted	48,531	48,150	48,229